Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Estimated fair value of Long-term debt (including current maturities)	$ 2,904,851
Gross amount of company's long term debt	2,914,552
Debt instrument outstanding amount	$ 2,914,552	$ 2,585,409